Summary of Significant Accounting Policies - Reconciliation of Common Shares used in Calculation of Basic and Diluted EPS (Detail) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Weighted average basic shares	70,150,492	61,031,265	57,678,360
Effect of dilutive securities:
Dilutive securities	0	0	915,664
Weighted average diluted shares	70,150,492	61,031,265	59,078,141
RSA and RSU [Member]
Effect of dilutive securities:
Dilutive securities	0	0	484,117